Related Party Transactions (Significant Related Parties and Relationship with Sogou Group) (Details)	12 Months Ended
Dec. 31, 2017
Sohu [Member]
Related Party Transaction [Line Items]
Relationship with the Sogou Group	Under common control of Sohu.com Inc. with the Sogou Group
Tencent [Member]
Related Party Transaction [Line Items]
Relationship with the Sogou Group	Holder of Class B Ordinary Shares